Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	147,990,162.79	16,254
Yield Supplement Overcollateralization Amount 01/31/25	1,610,451.49	0
Receivables Balance 01/31/25	149,600,614.28	16,254
Principal Payments	10,247,450.52	338
Defaulted Receivables	107,690.31	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	1,425,498.41	0
Pool Balance at 02/28/25	137,819,975.04	15,909

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.63%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	2,877,876.52	211
Past Due 61-90 days	952,655.78	66
Past Due 91-120 days	58,705.18	5
Past Due 121+ days	0.00	0
Total	3,889,237.48	282

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	152,426.98
Aggregate Net Losses/(Gains) - February 2025	(44,736.67)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.36%
Prior Net Losses/(Gains) Ratio	-0.19%
Second Prior Net Losses/(Gains) Ratio	-0.07%
Third Prior Net Losses/(Gains) Ratio	0.73%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.23%
Weighted Average Contract Rate, Yield Adjusted	5.54%
Weighted Average Remaining Term	20.97

Flow of Funds	$ Amount
Collections	10,917,676.53
Investment Earnings on Cash Accounts	15,525.85
Servicing Fee	(124,667.18)
Transfer to Collection Account	-
Available Funds	10,808,535.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	54,504.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	4,850,882.54
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	539,021.71

Total Distributions of Available Funds	10,808,535.20

Servicing Fee	124,667.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	142,670,857.58
Principal Paid	10,170,187.75
Note Balance @ 03/17/25	132,500,669.83

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-4
Note Balance @ 02/18/25	94,790,857.58
Principal Paid	10,170,187.75
Note Balance @ 03/17/25	84,620,669.83
Note Factor @ 03/17/25	87.5537194%

Class B
Note Balance @ 02/18/25	31,920,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	31,920,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	15,960,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	15,960,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	99,325.74
Total Principal Paid	10,170,187.75
Total Paid	10,269,513.49

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.69000%
Interest Paid	54,504.74
Principal Paid	10,170,187.75
Total Paid to A-4 Holders	10,224,692.49

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0935976
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5836673
Total Distribution Amount	9.6772649

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5639394
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	105.2269814
Total A-4 Distribution Amount	105.7909208

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	476.97
Noteholders' Principal Distributable Amount	523.03

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	2,659,652.60
Investment Earnings	8,704.29
Investment Earnings Paid	(8,704.29)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$852,937.63	$1,244,810.65	$1,402,862.33
Number of Extensions	63	91	109
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.77%	0.82%